Note 19 - Net Earnings (Loss) Per Common Share	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Earnings Per Share [Text Block]
19.	Net earnings (loss) per common share

The earnings per share calculation cannot be anti-dilutive, therefore diluted shares is not used in the denominator when the numerator is in a loss position.

Diluted EPS is calculated using the “if-converted” method of calculating earnings per share in relation to the Convertible Notes, which were issued on May 19, 2020. As such, the interest (net of income tax) on the Convertible Notes is added to the numerator and the additional shares issuable on conversion of the Convertible Notes are added to the denominator of the earnings per share calculation to determine if an assumed conversion is more dilutive than no assumption of conversion. The “if-converted” method is used if the impact of the assumed conversion is dilutive. The “if-converted” method is anti-dilutive for the year ended December 31, 2021, and December 31, 2020.

The following table reconciles the basic and diluted common shares outstanding:

	Year ended December 31,
(in thousands of US dollars, except share information)	2021	2020

Net earnings (loss) attributable to Company	$(390,338)	$49,074
Adjusted numerator under the If-Converted Method	$(390,338)	$49,074

Shares issued and outstanding at beginning of period	40,189,436	39,845,211
Weighted average number of shares:
Issued during the period	2,730,653	140,657
Weighted average number of shares used in computing basic earnings per share	42,920,089	39,985,868
Assumed exercise of stock options acquired under the Treasury Stock Method	-	193,296
Number of shares used in computing diluted earnings per share	42,920,089	40,179,164